Related party transactions (Details) ¥ in Millions	6 Months Ended	12 Months Ended			24 Months Ended	32 Months Ended
	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022	Dec. 31, 2022	Mar. 22, 2023 USD ($)	Mar. 22, 2023 CNY (¥)
Related party transactions (Details) [Line Items]
Advertising fee		$ 180,000
Actual usage percentage		1.70%
Contract percentage	2.25%				1.50%
Administration services fees		$ 51,000	$ 65,000	$ 54,000
Percentage of beneficial shareholder	11.50%			11.50%
Monthly rental expense				$ 14,000
Total rental expense		$ 151,000	$ 158,000	$ 148,000
Subsequent Event [Member]
Related party transactions (Details) [Line Items]
Amount returned to the company							$ 900,000	¥ 6.0
Kashi Jinwang Art Purchase E-commerce Co., Ltd [Member]
Related party transactions (Details) [Line Items]
Advertising fee percentage						1.50%